Basis of preparation and material accounting policy information - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reconciliation Shareholder Equity EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 49,698	€ 50,314	€ 51,240
Adjustment of the EU IAS 39 carve-out	6,022	3,378	4,902
Tax effect of the adjustment	(1,636)	(989)	(1,457)
Effect of adjustment after tax	4,386	2,389	3,444
In accordance with IFRS-IASB Shareholders’ equity	€ 54,083	€ 52,703	€ 54,684